Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Percentage of assessable profits	16.50%
Net profit (in Dollars)	$ 709	$ 156,842	$ 218,121
Percentage of tax rate	10.00%
Operating loss term	5 years
Uniform tax rate			25.00%
Deferred tax assets, net (in Dollars)	$ 2,713,808	3,488,976
Valuation allowance (in Dollars)	$ 604,689
Australian Taxation Office [Member]
Income Tax [Line Items]
Percentage of tax rate	10.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Percentage of tax rate	25.00%
Uniform tax rate	25.00%	25.00%
Hong Kong [Member]
Income Tax [Line Items]
Percentage of assessable profits	8.25%
Net profit (in Dollars)	$ 2,000,000
China [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	25.00%